Other Current Assets (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Other Current Assets [Abstract]
Prepaid expenses	$ 21,000
Governmental institutions	6,117	8,444
Other	5,873	11,310
Other current assets	$ 32,990	$ 19,754